Issued capital	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Issued capital
19.	Issued capital

	December 31, 2015	December 31, 2016	December 31, 2017
	in thousands	in thousands	in thousands
Authorized shares
Ordinary shares	970,000	1,450,000	970,000

	December 31, 2015	December 31, 2016	December 31, 2017
	in thousands	in thousands	in thousands
Ordinary shares issued and fully paid
Ordinary shares	896,206	886,966	886,297

Issued capital (NT$000)	8,962,066	8,869,663	8,862,971

			(US$299,021 thousand	)

The par value of ordinary shares issued was NT$10 per share.

The movement of ordinary shares issued is set out below:

	2015	2016	2017
	in thousands	in thousands	in thousands
January 1	864,619	896,206	886,966
Transactions with non-controlling interests (Note 28)	35,932	—	—
Restricted shares	15,752	435	—
Unearned restricted shares – cancelled	(97)	—	(669)
Share cancellation	(20,000)	—	—
Issuance of ordinary shares for capital reorganization (Note 29)	—	512,405	—
Cancellation of ordinary shares from capital reorganization (Note 29)	—	(522,080)	—

December 31	896,206	886,966	886,297

On June 17, 2015, ThaiLin merged with the Company, with the latter being the surviving entity and issued 35,932 thousand ordinary shares in order to exchange for the shares of ThaiLin. Information about the merge is provided in Note 28.

The Board of Directors approved the issuance of restricted shares on July 14, 2015 (Refer to Note 35). Other than the vesting conditions, the rights and obligations of these shares issued are the same as those of other issued ordinary shares.

On August 10, 2015, the Board of Directors of the Company approved a share repurchase program for repurchase of ordinary shares by the Company of up to NT$826,800 thousand. As of December 31, 2015, 20,000 thousand shares were repurchased and recorded as treasury stock and all the repurchased shares were retired and cancelled.

On February 4, 2016 and May 12, 2016, the Board of Directors of the Company approved the share repurchase programs for repurchase of ordinary shares by the Company of up to NT$600 million and NT$600 million, respectively. As of December 31, 2016 and 2017, 30,000 thousand shares were repurchased and recorded as treasury stock.

On October 31, 2016, the Company’s former parent company, ChipMOS Bermuda was merged with and into the Company, with the latter being the surviving company. Please refer to Note 29 for details of the capital reorganization. Pursuant to the Merger, the Company issued 25,620,267 units of ADSs, which were listed on the NASDAQ Global Select Market, and each ADS represents 20 ordinary shares of the Company. As of December 31, 2017, the outstanding ADSs were 9,431,486 units representing 188,630 thousand ordinary shares of the Company. Major terms and conditions of the ADSs are summarized as follows:

a)	Voting rights:

ADSs holders will have no right to vote directly in shareholders’ meetings with respect to the deposited shares. The depository bank shall vote on behalf of the ADSs holders or provide voting instruction to the designated person of the Company. The depository bank shall vote in the manner as instructed from the ADSs holders.

b)	Distribution of dividends:

ADSs holders are deemed to have the same rights as holders of ordinary shares with respect to the distribution of dividends.